Restructuring and Other Charges - Schedule of Restructuring and Other Charges by Reportable Segments, Pretax (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	$ 17	$ 54	$ 109	$ 297	$ 983	$ 863	$ 712
Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	16	49	108	263	933	840	306
Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	1	5	1	34	50	23	406
Bauxite [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges		7		9	16
Alumina [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	(1)	30	1	43	212	283	10
Aluminum Segment [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	20	1	88	148	610	559	$ 296
Cast Products [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges					2	$ (2)
Energy Segment [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges	$ (3)	$ 11	$ 19	$ 63	84
Rolled Products [Member] | Operating Segments [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other charges					$ 9